UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/12

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA 95062


Form 13F File Number:      028-07054


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place, and Date of Signing:

/s/ Richard S. Spencer III
------------------------------
Richard S. Spencer
Santa Cruz, CA
08/09/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                   0
Form 13F Information Table Entry Total:                             52
Form 13F Information Table Value Total (x$1000):               $57,599


List of Other Included Managers:				  NONE











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
                                                Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/2012


                        TITLE               VALUE    SHARES/     SH/   PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        OF CLASS  CUSIP     (X$1000)   PRN AMT     PRN   CALL   DSCRETN  MANAGERS    SOLE    SHARED   NONE
-------------------  ---------- ------    ---------  --------    ---   ----   -------  --------  --------  ------   ----

accuray inc		COM	004397105     1772	251020	 SH 		 Sole 		   251020
aegean marine
  petroleum netwrk	COM	Y0017S102     1034	149630	 SH 		 Sole 		   149630
agic convertible
  & inc fd		COM	001190107     1238	130266	 SH 		 Sole 		   130266

accuray inc		COM	004397105      627	 91950	 SH 		 Sole 		    91950
aegean marine
  petroleum netwrk	COM	Y0017S102      697	130330	 SH 		 Sole 		   130330
agic convertible
  & inc fd		COM	001190107     1217	136229	 SH 		 Sole 		   136229
agic convertible
  & inc fd2		COM	001191105     1368	166378	 SH 		 Sole 		   166378
agnico-eagle mines ltd	COM	008474108     1627	 40221	 SH 		 Sole 		    40221
american cap mtg
  invt corp		COM	02504A104     1158	 48577	 SH 		 Sole 		    48577
annaly capital
  managment inc		COM	035710409     1714	102140	 SH 		 Sole 		   102140
apollo residential
  mtg inc		COM	03763V102     1531	 79418	 SH 		 Sole 		    79418
armour residential
  reit inc		COM	042315101     3262	458789	 SH 		 Sole 		   458789
badger meter inc	COM	056525108      674	 17950	 SH 		 Sole 		    17950
barrick gold corp	COM	067901108     2471	 65764	 SH 		 Sole 		    65764
builders
  firstsource inc	COM	12008R107     1051	221658	 SH 		 Sole 		   221658
capstead mtg corp	COM	14067E506      978	 70292	 SH 		 Sole 		    70292
cirrus logic inc	COM	172755100      870	 29158	 SH 		 Sole 		    29158
cray inc		COM	002252233      677	 56050	 SH 		 Sole 		    56050
cryoport inc
  warrants 2/14/16 	COM	229050117	 0     1642857	 SH 		 Sole 		  1642857
cryoport, inc -
  restricted		COM	229050208      648     1619384	 SH 		 Sole 		  1619384
cynosure inc cl a	COM	232577205     1074	 50760	 SH 		 Sole 		    50760
cypress sharpridge
  invts inc		COM	12673A108      499	 36250	 SH 		 Sole 		    36250
diebold inc		COM	253651103      863	 23370	 SH 		 Sole 		    23370
exco resources inc	COM	269279402      825	108640	 SH 		 Sole 		   108640
goldcorp inc		COM	380956409     1550	 41247	 SH 		 Sole 		    41247
gse systems inc
  wts - rstd		COM	36227K106	 0	 76527	 SH 		 Sole 		    76527
hercules offshore inc	COM	427093109     1743	492420	 SH 		 Sole 		   492420
hornbeck offshore
  svcs inc new		COM	440543106     1356	 34960	 SH 		 Sole 		    34960
hutchinson tech		COM	448407106     1175	804700	 SH 		 Sole 		   804700
infinera corporation	COM	45667G103      813	118880	 SH 		 Sole 		   118880
integrated silicon
  solution		COM	45812P107      544	 53881	 SH 		 Sole 		    53881
invesco mortgage
  capital inc		COM	46131B100     1932	105320	 SH 		 Sole 		   105320
kinross gold corp	COM	496902404     1538	188670	 SH 		 Sole 		   188670
magnachip semiconductor
  corp a		COM	55933J203      901	 94560	 SH 		 Sole 		    94560
marinemax inc		COM	567908108     1002	105343	 SH 		 Sole 		   105343
mattersight corp	COM	577097108     1463	183330	 SH 		 Sole 		   183330
micron technology inc	COM	595112103      450	 71360	 SH 		 Sole 		    71360
mindspeed
  technologies inc	COM	602682205	99	 40166	 SH 		 Sole 		    40166
multimedia games
  holding co		COM	625453105     1270	 90700	 SH 		 Sole 		    90700
newmont mining corp	COM	651639106     1539	 31723	 SH 		 Sole 		    31723
pmfg inc		COM	69345P103      818	104780	 SH 		 Sole 		   104780
procera networks inc	COM	74269U203     1231	 50655	 SH 		 Sole 		    50655
quanta services inc	COM	74762E102     1357	 56370	 SH 		 Sole 		    56370
radisys corp		COM	750459109      640	101890	 SH 		 Sole 		   101890
republic awys hldgs inc	COM	760276105      600	108053	 SH 		 Sole 		   108053
resource cap corp	COM	76120W302     1259	236177	 SH 		 Sole 		   236177
silicon motion
  technol-adr		COM	82706C108     1413	100140	 SH 		 Sole 		   100140
stamps.com inc		COM	852857200     1211	 49080	 SH 		 Sole 		    49080
supertex inc		COM	868532102      461	 24450	 SH 		 Sole 		    24450
support.com inc		COM	86858W101     2517	789048	 SH 		 Sole 		   789048
treasur island rty
  tr unit		COM	894626209      634	592269	 SH 		 Sole 		   592269
triumph group inc new	COM	896818101      281	  4990	 SH 		 Sole 		     4990
two harbors
  investment corp	COM	90187B101     1357	131008	 SH 		 Sole 		   131008
ultratech inc		COM	904034105     1189	 37809	 SH 		 Sole 		    37809
wabash natl corp	COM	929566107     1426	215450	 SH 		 Sole 		   215450

REPORT SUMMARY 	      52   DATA RECORDS	     57599 -  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
